Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000104416 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104416 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104416 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104416 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104416 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104416 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104416 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104416 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104416 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104416 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104416 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104416 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104416 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104416 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104416 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104416 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104416 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104416 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104416 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104416 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104416 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104416 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104417 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104417 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104417 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104417 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104417 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104417 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104417 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104417 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104417 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104417 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104417 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104417 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104417 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104417 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104417 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104417 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104417 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104417 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104417 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	57.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104417 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104417 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104417 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104418 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104418 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104418 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104418 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104418 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104418 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104418 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104418 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104418 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104418 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104418 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104418 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104418 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104418 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104418 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104418 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104418 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104418 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104418 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104418 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104418 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104418 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104419 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104419 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104419 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104419 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104419 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104419 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104419 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104419 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104419 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104419 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104419 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104419 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104419 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104419 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104419 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104419 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104419 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104419 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104419 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104419 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104419 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104419 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104419 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104420 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104420 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104420 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104420 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104420 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104420 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104420 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104420 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104420 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104420 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104420 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104420 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104420 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104420 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104420 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104420 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104420 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104420 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104420 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104420 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104420 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104420 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104421 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104421 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104421 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104421 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104421 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104421 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104421 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104421 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104421 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104421 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104421 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104421 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104421 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104421 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104421 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104421 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104421 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104421 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104421 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104421 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104421 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104421 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	0.10%
C000104421 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104422 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104422 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104422 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104422 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104422 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104422 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104422 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104422 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104422 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104422 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104422 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104422 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104422 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104422 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104422 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104422 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104422 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104422 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104422 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104422 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104422 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104422 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104422 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104423 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000104423 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000104423 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000104423 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000104423 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000104423 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000104423 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000104423 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104423 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104423 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000104423 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000104423 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000104423 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000104423 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000104423 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000104423 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000104423 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000104423 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000104423 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000104423 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104423 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000104423 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000104423 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000123138 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.60%
C000123138 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.90%
C000123138 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.70%
C000123138 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.20%
C000123138 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000123138 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	26.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	26.50%
C000123138 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	40.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	40.10%
C000123138 [Member] | Cash And Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000123138 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000123138 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000123138 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	12.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	12.30%
C000123138 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	11.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.90%
C000123138 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	11.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	11.10%
C000123138 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.40%
C000123138 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	8.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.40%
C000123138 [Member] | BRITISH COLUMBIA
Holdings [Line Items]
Percent of Total Long Exposure	7.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.90%
C000123138 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.00%
C000123138 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	91.70%
Percent of Total Short Exposure	(109.40%)
Percent of Net Short Exposure	(17.70%)
C000123138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	120.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	120.70%
C000123138 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000123138 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	(109.30%)
Percent of Net Short Exposure	(26.30%)
C000123138 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)
C000123138 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	(0.10%)
Percent of Net Short Exposure	(0.10%)